SCHEDULE OF FAIR VALUE OF ASSETS AND LIABILITIES (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Prepayment, other receivables and other assets	$ 71,423	$ 12,604	$ 2,191
Cash and cash equivalents	$ 4,882,410	$ 52,118,497	50	$ 988,836	$ 740,061
Other payables and accruals			(18,851)
Total identifiable net assets at fair value			(16,610)
Recapitalization difference taken to reverse acquisition reserve			16,610
Deemed consideration
Cash consideration paid
Cash and cash equivalents acquired			50
Net cash inflow generated from acquisition			$ 50